Basis of presentation and general information (Details)	12 Months Ended
Dec. 31, 2024
Globus Shipmanagement Corp. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[1]
Vessel Delivery Date		[1]
Vessel Name	— (1)	[1]
Devocean Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Dec. 18, 2007
Vessel Name	m/v River Globe
Serena Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Oct. 29, 2020
Vessel Name	m/v Galaxy Globe
Talisman Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jul. 20, 2021
Vessel Name	m/v Power Globe
Argo Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 09, 2021
Vessel Name	m/v Diamond Globe
Salaminia Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 29, 2021
Vessel Name	m/v Orion Globe
Calypso Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jan. 25, 2024
Vessel Name	m/v GLBS Hero
Daxos Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date	Aug. 20, 2024	[2]
Vessel Name	m/v GLBS Might (2)	[2]
Paralus Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date	Sep. 20, 2024	[2]
Vessel Name	m/v GLBS Magic (2)	[2]
Dulac Maritime S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 19, 2024
Vessel Name	m/v GLBS Angel
Domina Shipholding Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Dec. 03, 2024
Vessel Name	m/v GLBS Gigi
Olympia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Name	Hull No: S-K192
Thalia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Name	Hull No: S-3012
Artful Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[3]
Vessel Delivery Date		[3]
Vessel Name	— (3)	[3]
Longevity Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malta
Vessel Delivery Date
Vessel Name

[1]	Management Company
[2]	Subject to sale and bareboat back arrangements which account as financing arrangements (Note 11).
[3]	m/v Moon Globe was sold and delivered to her new owners on July 8, 2024.